Patent	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Patent [Abstract]
Patent

Note 5 - Patent

The Company owns two patents over the production of Graphite and Graphene from palm kernel shell. Artificial graphite can be used for including but not limited to electrical carbons, fuel cell bi-polar plates, coatings, electrolytic processes, corrosion products, conductive fillers, rubber and plastic compounds, and drilling applications. Graphene is a product that is further processed from Graphite.

As per ASC 350-30 Intangible Assets, the patents are capitalized as non-current asset because they were not internally generated, have finite useful life of 15 years, and has been used in operational activities although no revenue has been generated.

All patents are expected to have zero residual value. Below is the gross carrying amount, accumulated amortization, aggregate amortization expense, and next 5 years and thereafter estimate on aggregate amortization expense.

		As of March 31, 2024		As of September 30, 2023
Patent	Acquisition cost	Accumulated amortization	Net carrying amount	Accumulated amortization	Net carrying amount
Graphite production	$216	$(29)	$187	$(22)	$194
Graphene production	6,258	(834)	5,424	(625)	5,633
	$6,474	$(863)	$5,611	$(647)	$5,827

Estimated amortization expense:	Amount
For year ended September 30, 2024	324
For year ended September 30, 2025	432
For year ended September 30, 2026	432
For year ended September 30, 2027	432
For year ended September 30, 2028	432
Thereafter	3,559
Total	$5,611

Note 8 - Patent

The Company owns two patents over the production of Graphite and Graphene from palm kernel shell. Artificial graphite can be used for including but not limited to electrical carbons, fuel cell bi-polar plates, coatings, electrolytic processes, corrosion products, conductive fillers, rubber and plastic compounds, and drilling applications. Graphene is a product that is further processed from Graphite.

As per ASC 350-30, the patents are capitalized as non-current asset because they were not internally generated, have finite useful life of 15 years, and has been used in operational activities although no revenue has been generated.

All patents are expected to have zero residual value. Below is the gross carrying amount, accumulated amortization, aggregate amortization expense, and next 5 years and thereafter estimate on aggregate amortization expense.

		As of September 30, 2023		As of September 30, 2022
			Gross		Gross
	Acquisition	Accumulated	carrying	Accumulated	carrying
Patent	cost	amortization	amount	amortization	amount
Graphite production	$215,796	$(21,580)	$194,216	$(7,193)	$208,602
Graphene production	6,258,092	(625,809)	5,632,283	(208,603)	6,049,490
	$6,473,888	$(647,389)	$5,826,499	$(215,796)	$6,258,092

Estimated amortization expense:	Amount
For year ended September 30, 2024	431,593
For year ended September 30, 2025	431,593
For year ended September 30, 2026	431,593
For year ended September 30, 2027	431,593
For year ended September 30, 2028	431,593
Thereafter	3,668,534
Total	5,826,499